OTHER INVESTMENTS- Investments in other entities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 167.1	R 195.3
Dividends received on equity instruments at fair value through OCI (RMA)	(76.1)	(4.3)	R 0.0
Fair value adjustment on equity instruments at fair value through OCI	(28.2)	191.8	R (5.9)
Listed investments (Fair value hierarchy Level 1) [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	43.5	12.0
Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	123.6	183.3
West Wits Mining Limited ("WWM") [member][Member] | Listed investments (Fair value hierarchy Level 1) [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 43.5	R 12.0
Shares held in other entities	47,812,500
Percentage of interest held	3.50%	5.10%
Rand Refinery Proprietary Limited ("Rand Refinery") [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received on equity instruments at fair value through OCI (RMA)	R (72.3)	R 0.0
Rand Refinery Proprietary Limited ("Rand Refinery") [member] | Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 119.3	178.4
Shares held in other entities	44,438
Percentage of interest held	11.30%
Rand Mutual Assurance Company Limited B Share Business Fund (RMA)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received on equity instruments at fair value through OCI (RMA)	R (3.8)	(4.3)
Rand Mutual Assurance Company Limited B Share Business Fund (RMA) | Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 4.1	4.7
Shares held in other entities	12,659
Percentage of interest held	1.30%
Guardrisk Insurance Company Limited (Cell Captive A170) [member] | Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held	100.00%
Guardrisk Insurance Company Limited (Cell Captive A170) [member] | Unlisted investments (Fair value hierarchy Level 3 [member] | Class A Shares [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 0.1	0.1
Shares held in other entities	20
Chamber of Mines Building Company Proprietary Limited [member] | Unlisted investments (Fair value hierarchy Level 3 [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 0.1	R 0.1
Shares held in other entities	42,292
Percentage of interest held	4.50%